Right-of-use Assets, Net	12 Months Ended
Dec. 31, 2024
Right-of-use Assets, Net
Right-of-use Assets, Net
12.	Right-of-use Assets, Net

Changes in the carrying amounts of right-of-use assets, net for the years ended December 31, 2024 and 2023, are as follows:

			Satellite		Technical		Computer
	Buildings		Transponders		Equipment		Equipment		Others		Total
Cost:
January 1, 2023	Ps.	5,939,460	Ps.	4,275,619	Ps.	2,098,782	Ps.	118,648	Ps.	531,005	Ps.	12,963,514
Additions		516,674		—		131,422		24,004		35,538		707,638
Retirements		(187,862)		—		(28)		(449)		(26,598)		(214,937)
Effect of translation		(2,545)		—		—		—		—		(2,545)
December 31, 2023		6,265,727		4,275,619		2,230,176		142,203		539,945		13,453,670
Additions		559,229		—		118,164		—		166,940		844,333
Retirements		(2,336,761)		—		—		(39,562)		(35,942)		(2,412,265)
Effect of translation		8,060		—		—		—		—		8,060
December 31, 2024	Ps.	4,496,255	Ps.	4,275,619	Ps.	2,348,340	Ps.	102,641	Ps.	670,943	Ps.	11,893,798

Accumulated depreciation:
January 1, 2023	Ps.	(1,812,859)	Ps.	(2,921,673)	Ps.	(1,255,968)	Ps.	(37,039)	Ps.	(265,677)	Ps.	(6,293,216)
Depreciation of the year		(635,535)		(285,041)		(145,592)		(45,663)		(92,258)		(1,204,089)
Retirements		94,191		—		28		27		33,939		128,185
Effect of translation		1,311		—		—		—		—		1,311
December 31, 2023		(2,352,892)		(3,206,714)		(1,401,532)		(82,675)		(323,996)		(7,367,809)
Depreciation of the year		(481,146)		(285,041)		(182,738)		(25,398)		(105,417)		(1,079,740)
Retirements and impairment adjustments		658,778		(783,864)		8,962		11,115		—		(105,009)
Effect of translation		(4,323)		—		—		—		—		(4,323)
December 31, 2024	Ps.	(2,179,583)	Ps.	(4,275,619)	Ps.	(1,575,308)	Ps.	(96,958)	Ps.	(429,413)	Ps.	(8,556,881)

Carrying amount:
January 1, 2023	Ps.	4,126,601	Ps.	1,353,946	Ps.	842,814	Ps.	81,609	Ps.	265,328	Ps.	6,670,298
December 31, 2023	Ps.	3,912,835	Ps.	1,068,905	Ps.	828,644	Ps.	59,528	Ps.	215,949	Ps.	6,085,861
December 31, 2024	Ps.	2,316,672	Ps.	—	Ps.	773,032	Ps.	5,683	Ps.	241,530	Ps.	3,336,917

Depreciation charges are presented in Note 21. Depreciation charged to income or loss in relation to the right-of-use assets for the years ended December 31, 2024 and 2023, was Ps.1,079,740 and Ps.1,204,089, respectively, which included Ps.10,168 and Ps.112,481, corresponding to the depreciation of discontinued operations, for the years ended December 31, 2024 and 2023, respectively.

Derived from the annual impairment test of intangible assets with indefinite useful lives at the Sky CGU, in the fourth quarter of 2024 the Group recognized an impairment loss in right of use assets of satellite transponders in the aggregate amount of Ps.783,864 (see Note 22).